Write-Downs of Long-Lived Assets (Breakdowns of Recognized Impairment Losses for Difference between Carrying Amounts and Fair Values Reflected as Write-Downs of Long-Lived Assets) (Detail)
¥ in Millions
		12 Months Ended
		Mar. 31, 2021 JPY (¥) Property	Mar. 31, 2020 JPY (¥) Property	Mar. 31, 2019 JPY (¥) Property
Impaired Long-Lived Assets Held and Used [Line Items]
Write-downs of the assets held for sale, amount		¥ 1,067	¥ 159	¥ 712
Write-downs due to decline estimated future cash flows, amount		1,953	2,884	1,706
Office Buildings
Impaired Long-Lived Assets Held and Used [Line Items]
Write-downs of the assets held for sale, amount		0
Write-downs due to decline estimated future cash flows, amount		¥ 331
Write-downs due to decline estimated future cash flows, number of properties | Property		1
Commercial Facilities Other Than Office Buildings
Impaired Long-Lived Assets Held and Used [Line Items]
Write-downs of the assets held for sale, amount		¥ 1,067	0	¥ 712
Write-downs of the assets held for sale, number of properties | Property		5		1
Write-downs due to decline estimated future cash flows, amount		¥ 189	¥ 529	¥ 16
Write-downs due to decline estimated future cash flows, number of properties | Property		1	2	1
Condominiums
Impaired Long-Lived Assets Held and Used [Line Items]
Write-downs of the assets held for sale, amount		¥ 0	¥ 159
Write-downs of the assets held for sale, number of properties | Property			1
Write-downs due to decline estimated future cash flows, amount		¥ 64	¥ 77
Write-downs due to decline estimated future cash flows, number of properties | Property		2	3
Land Undeveloped Or Under Construction Held for Sale
Impaired Long-Lived Assets Held and Used [Line Items]
Write-downs of the assets held for sale, amount		¥ 0	¥ 0
Write-downs due to decline estimated future cash flows, amount		¥ 98	¥ 2,083
Write-downs due to decline estimated future cash flows, number of properties | Property		2	2
Property, Plant and Equipment, Other Types
Impaired Long-Lived Assets Held and Used [Line Items]
Write-downs of the assets held for sale, amount	[1]	¥ 0	¥ 0	¥ 0
Write-downs due to decline estimated future cash flows, amount	[1]	¥ 1,271	¥ 195	¥ 1,690

[1]	For the “Others”, the number of properties are omitted. Write-downs of long-lived assets for fiscal 2019, 2020 and 2021 include write-downs of ¥825 million, ¥109 million and ¥1,099 million of hotels, respectively.